Contract Costs - Summary of Movement in Capitalised Contract Costs (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Balance as of beginning of financial year	$ 2,773,611
Contract costs incurred		$ 5,350,000
Amortisation to marketing and sales expenses (Note 22)	(1,277,110)	(1,153,831)
Contract costs refunded		(322,558)
Impairment loss	$ (1,496,501)	(1,100,000)
Balance as of end of financial year		$ 2,773,611